Rule 497 (e)
033-40309

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

SUPPLEMENT DATED November 2, 2011
TO PROSPECTUS DATED MAY 1, 2011

The Prospectus dated May 1, 2011 is hereby amended as follows:

The American Century Large Company Value fund is not available.

Please use this supplement with your prospectus. Read this supplement and your prospectus carefully and keep both documents together for future reference.

JNL-PROS-S-11.2.11